Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments

Note O: Business Segments

During 2011, the Corporation reorganized certain locations within its reportable segments. The Corporation currently conducts its aggregates operations through three reportable business segments: Mideast Group, Southeast Group and West Group. The Corporation also has a Specialty Products segment that produces magnesia-based chemicals products and dolomitic lime. These segments are consistent with the Corporation's current management reporting structure. The accounting policies used for segment reporting are the same as those described in Note A.

The Corporation's evaluation of performance and allocation of resources are based primarily on earnings from operations. Earnings from operations are net sales less cost of sales, selling, general and administrative expenses, and business development costs; include other operating income and expenses; and exclude interest expense, other nonoperating income and expenses, net, and income taxes. Corporate earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, unallocated corporate expenses and other nonrecurring and/or non-operational adjustments excluded from the Corporation's evaluation of business segment performance and resource allocation. All debt and related interest expense is held at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment.

The following tables display selected financial data for the Corporation's reportable business segments. Prior year information has been reclassified to conform to the 2011 presentation.

Selected Financial Data by Business Segment

  years ended December 31

    (add 000)

Total revenues	2011	2010	2009
Mideast Group	$494,494	$485,436	$466,986
Southeast Group	242,580	271,533	274,734
West Group	757,626	702,736	671,685
Total Aggregates Business	1,494,700	1,459,705	1,413,405
Specialty Products	219,123	193,180	159,911
Total	$1,713,823	$1,652,885	$1,573,316

Net sales
Mideast Group	$454,029	$450,048	$438,444
Southeast Group	224,728	243,706	253,849
West Group	640,629	605,617	583,656
Total Aggregates Business	1,319,386	1,299,371	1,275,949
Specialty Products	200,575	176,346	143,719
Total	$1,519,961	$1,475,717	$1,419,668

Gross profit
Mideast Group	$124,132	$133,187	$139,004
Southeast Group	1,082	22,740	37,141
West Group	104,786	108,408	113,468
Total Aggregates Business	230,000	264,335	289,613
Specialty Products	75,405	61,685	45,584
Corporate	(3,390)	(4,294)	(3,630)
Total	$302,015	$321,726	$331,567

Selling, general and administrative expenses
Mideast Group	$42,471	$41,710	$44,200
Southeast Group	22,165	22,912	23,396
West Group	43,878	42,862	41,983
Total Aggregates Business	108,514	107,484	109,579
Specialty Products	9,197	11,046	9,446
Corporate	6,427	11,892	16,856
Total	$124,138	$130,422	$135,881

Earnings (Loss) from operations
Mideast Group	$85,049	$93,956	$95,110
Southeast Group	(21,209)	(771)	13,486
West Group	63,629	75,405	63,760
Total Aggregates Business	127,469	168,590	172,356
Specialty Products	66,305	50,578	35,734
Corporate	(32,752)	(20,786)	(25,178)
Total	$161,022	$198,382	$182,912

Assets employed
Mideast Group	$792,483	$800,888	$803,438
Southeast Group	626,538	797,536	776,543
West Group	1,390,094	1,102,970	1,088,365
Total Aggregates Business	2,809,115	2,701,394	2,668,346
Specialty Products	120,305	102,103	102,405
Corporate	218,402	271,246	468,532
Total	$3,147,822	$3,074,743	$3,239,283

Depreciation, depletion and amortization
Mideast Group	$51,151	$54,943	$56,138
Southeast Group	46,607	52,203	48,954
West Group	59,419	56,705	55,176
Total Aggregates Business	157,177	163,851	160,268
Specialty Products	7,075	8,385	7,518
Corporate	9,155	9,301	11,605
Total	$173,407	$181,537	$179,391

years ended December 31 (add 000) Total property additions	2011	2010	2009
Mideast Group	$39,504	$50,869	$39,761
Southeast Group	29,531	54,138	37,355
West Group	243,195	58,819	92,156
Total Aggregates Business	312,230	163,826	169,272
Specialty Products	21,983	6,431	10,766
Corporate	6,340	1,823	5,450
Total	$340,553	$172,080	$185,488

Property additions through acquisitions
Mideast Group	$--	$12,912	$--
Southeast Group	--	20,902	--
West Group	40,229	--	46,133
Total Aggregates Business	40,229	33,814	46,133
Specialty Products	--	--	--
Corporate	--	--	--
Total	$40,229	$33,814	$46,133

 Property additions for the West Group in 2011 included $144,961,000 of capital assets acquired through an asset exchange with Lafarge North America. Property additions for the Mideast Group in 2010 and 2009 included $1,900,000 and $125,000, respectively, of land acquired through noncash transactions. Property additions for the Southeast Group in 2010 included $450,000 of land acquired through noncash transactions.

The asphalt, ready mixed concrete, road paving and other product lines are considered internal customers of the core aggregates business. Product lines for the Specialty Products segment consist of magnesia-based chemicals, dolomitic lime and other. Total revenues and net sales by product line are as follows:

    years ended December 31

    (add 000)

Total revenues	2011	2010	2009
Aggregates	$1,368,585	$1,359,694	$1,308,410
Asphalt	63,942	51,055	57,923
Ready Mixed Concrete	33,097	25,067	26,296
Road Paving	25,369	17,775	13,483
Other	3,707	6,114	7,293
Total Aggregates Business	1,494,700	1,459,705	1,413,405
Magnesia-Based Chemicals	158,254	132,890	109,685
Dolomitic Lime	59,496	58,630	48,571
Other	1,373	1,660	1,655
Specialty Products	219,123	193,180	159,911
Total	$1,713,823	$1,652,885	$1,573,316

Net sales
Aggregates	$1,213,153	$1,218,133	$1,192,108
Asphalt	47,315	37,917	43,226
Ready Mixed Concrete	33,018	25,031	26,250
Road Paving	25,369	17,775	13,483
Other	531	515	882
Total Aggregates Business	1,319,386	1,299,371	1,275,949
Magnesia-Based Chemicals	142,620	120,475	98,643
Dolomitic Lime	56,582	54,212	43,421
Other	1,373	1,659	1,655
Specialty Products	200,575	176,346	143,719
Total	$1,519,961	$1,475,717	$1,419,668

Domestic and foreign total revenues are as follows:

  years ended December 31

(add 000)	2011	2010	2009
Domestic	$1,672,077	$1,618,794	$1,537,319
Foreign	41,746	34,091	35,997
Total	$1,713,823	$1,652,885	$1,573,316